EXHIBIT 99.1

DISTRIBUTION REPORT

FOR

PPLUS TRUST SERIES GSC-4

DISTRIBUTION DATE

May 16, 2014

CLASS A CUSIP NUMBER 73941X 577

CLASS B CUSIP NUMBER 73941X 569

(i)	the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the Goldman Sachs Capital 6.345% Capital Securities due February 15, 2034 (the “Underlying Securities”):

Interest:	$0.00
Principal:	$0.00
Premium:	$0.00

(ii)	the amounts of compensation received by the Trustee, for the period relating to such Distribution Date:

Paid by the Trust:	$0.00
Paid by the Depositor:	$0.00[1]

(iii)	the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates of each such Class and the amount of aggregate unpaid interest accrued as of such Distribution Date:

Class A:
	Interest:	$409,500.00
	Principal:	$27,000,000.00

Class B:
	Interest:	$1,092,779.17
	Principal:	$0.00

	Unpaid Interest Accrued:	$0.00

(iv)	the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate or rates thereon at the close of business on such Distribution Date, and the current rating assigned to the Underlying Certificates.

_____________________

1 The Depositor will pay $3,000.00 to the Trustee.

Principal Amount:		$27,000,000
Interest Rate:		6.345%
Rating:
	Moody’s Investor Service	Baa3
	Standard & Poor’s Rating Service	BB+

(v)	the aggregate Certificate Principal Balance (or Notional Amount, if applicable) of each Class of such Series at the close of business on such Distribution Date.

Class A: ($25 Stated Amount)
Initial Principal Balance:	$27,000,000.00
Reduction:	(27,000,000.00)
Principal Balance 05/16/14:	$0.00

Class B: ($25 Notional Amount)
Initial Principal Balance:	$27,000,000.00
Reduction:	(27,000,000.00)
Principal Balance 05/16/14:	$0.00